Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 28, 2014		Mar. 29, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows of operating activities:
Net income (loss) including non-controlling interest	$ (339.4)		$ (43.9)		$ (10.1)	$ 10.0	$ 55.7
Adjustments to reconcile net income (loss) to net cash flows of operating activities:
Depreciation and amortization	32.2		33.1		132.6	115.2	111.6
Amortization on restricted stock awards	0.1		0.3		0.9	2.2	3.4
Foreign currency exchange (gain) loss	86.5		41.8		56.0	5.8	12.8
Loss on extinguishment of debt					0	9.3	0
Non-cash asset impairment charge					14.0	0	0
Convertible debt instruments noncash interest charges	0.4		5.7		21.9	22.1	20.7
Deferred income taxes	(15.9)		(3.6)		(1.4)	10.6	7.4
Excess tax (benefits) deficiencies from stock-based compensation	0		(0.1)		0	0.6	(1.0)
Inventory impairment charge	8.0		0
Goodwill impairment charge	155.1		0
Indefinite-lived intangible asset impairment charge	93.4		0
(Gain) loss on disposal of property	2.9		0.3		3.9	2.1	(2.6)
Changes in operating assets and liabilities, net of effect of acquisitions and divestitures:
(Increase) decrease in receivables	(57.1)		(55.4)		(29.3)	35.1	(53.9)
(Increase) decrease in inventories	(101.8)		(101.9)		14.4	105.9	(180.1)
(Increase) decrease in other assets	3.0		(2.8)		(8.9)	(31.9)	(3.0)
Increase (decrease) in accounts payable, accrued and other liabilities	97.1		(53.5)		(155.8)	(14.4)	126.8
Net cash flows of operating activities	(35.5)		(180.0)		38.2	272.6	97.8
Cash flows of investing activities:
Capital expenditures	(27.0)		(26.7)		(89.1)	(108.6)	(121.5)
Proceeds from properties sold	0.2		0.1		0.4	4.5	6.5
Acquisitions, net of cash acquired					(6.9)	(286.5)	0
Other	0.1		0.2		1.0	0.3	0.3
Net cash flows of investing activities	(26.7)		(26.4)		(94.6)	(390.3)	(114.7)
Cash flows of financing activities:
Dividends paid to shareholders	(9.0)		(0.1)		(27.0)	(0.3)	(0.3)
Excess tax benefits (deficiencies) from stock-based compensation	0	[1]	0.1	[1]	0	(0.6)	1.0
Proceeds from other debt	601.0		299.0		1,645.3	1,473.6	1,891.4
Repayments of other debt	(511.9)		(204.5)		(1,357.6)	(1,560.8)	(1,835.8)
Issuance of long term debt					0	600.0	0
Settlement of long term debt including fees and expenses					(355.0)	(217.7)	0
Purchase of non-controlling interest					(4.0)	0	0
Dividends paid to non-controlling interest	0		(0.3)		(5.3)	(3.5)	(3.8)
Repurchase of common shares	(30.7)		0		(19.5)	(1.2)	(62.5)
Proceeds from exercise of stock options	0.1		0.5		0.7	0.1	1.5
Net cash flows of financing activities	49.5		94.7		(122.4)	289.6	(8.5)
Effect of exchange rate changes on cash and cash equivalents	(90.3)		(26.2)		(24.7)	16.3	0.8
Increase (decrease) in cash and cash equivalents	(103.0)		(137.9)		(203.5)	188.2	(24.6)
Cash and cash equivalents - beginning of period	418.8		622.3		622.3	434.1	458.7
Cash and cash equivalents - end of period	315.8		484.4		418.8	622.3	434.1
Cash paid during the period for:
Income tax payments, net of refunds	6.3		13.7		33.5	38.8	33.5
Interest paid	10.7		8.9		93.6	64.5	63.2
Non-cash investing and financing activities:
Capital expenditures included in accounts payable	$ 13.6		$ 12.8		$ 23.3	$ 27.4	$ 40.1

[1]	Cash inflows (outflows) recognized as financing activities in the condensed consolidated statements of cash flows.